UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Courtney R. Taylor

Limited Term Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of America® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 92.69%
	Principal amount	Value
Alabama 1.20%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$2,500	$ 2,868
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	1,000	1,159
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2020	5,000	5,896
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	8,385	9,929
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023	2,500	2,928
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,266
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2020	1,140	1,311
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2006-A, 5.00% 2015	500	531
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,317
Board of Trustees of the University of Alabama, General Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	2,500	2,981
		36,186
Alaska 0.03%

Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,082

Arizona 2.34%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.97% 2048 (put 2020)[1]	4,000	3,990
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,831
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,184
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,277
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,341
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,042
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	567
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,043
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,182
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,618
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,568
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,068
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,169
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,264
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,153
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,183
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,673
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	49	51
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	100	102
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2021	400	478
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2022	$ 800	$ 959
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,255
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,672
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,453
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,314
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,065
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,204
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,384
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,270	3,900
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2020	3,180	3,699
		70,689
California 12.30%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,750	2,067
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,504
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 4.00% 2021	935	1,033
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 5.00% 2019	980	1,155
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.02% 2045 (put 2023)[1]	15,500	15,397
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.02% 2047 (put 2023)[1]	3,500	3,477
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.82% 2047 (put 2019)[1]	1,000	1,000
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2021	725	851
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement
Bonds, 4.40% 2014	695	703
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2016	800	877
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2017	1,130	1,277
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2016	1,000	1,097
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2017	1,000	1,130
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,169
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,672
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,069
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,724
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,571
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,692
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,343
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,914
G.O. Bonds, Series 2013-C, 0.67% 2028 (put 2016)[1]	5,000	5,002
Various Purpose G.O. Ref. Bonds, 5.00% 2020	5,000	5,928
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,993
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,747
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2020	6,100	7,094
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project),
Series 2013, 5.00% 2023	550	632
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	705	738
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	$ 665	$ 697
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,008
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2019	750	890
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	1,100	1,309
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	557
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	578
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,497
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,303
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,200	1,425
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2016	1,255	1,340
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.40% 2047 (put 2016)[1]	3,500	3,500
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.40% 2047 (put 2016)[1]	3,500	3,500
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.00% 2020	2,345	2,424
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	857
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,150
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project
Areas No. 1 and 2), Series 2013-A, 5.00% 2023	590	678
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	2,052
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	890	1,014
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,090	1,253
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,371
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,248
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,358
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,167
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,750
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	900
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,832
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,500	2,904
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,727
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,852
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	3,140	3,783
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	6,230	7,549
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,133
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,160
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2020	2,000	2,322
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2022	3,250	3,812
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,000	1,063
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,122
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,181
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,322
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,145
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	2,000	2,299
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	2,500	2,872
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,307
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,382
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,113
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,000	1,145
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2020	2,020	2,373
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	$7,750	$9,087
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,673
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	3,189
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 4.00% 2022	1,000	1,077
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 5.00% 2023	750	865
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,865
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects),
Series 2011-D, 5.00% 2019	2,000	2,347
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2021	3,250	3,871
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,344
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.00% 2021	1,000	1,188
Successor Agcy. to the Rancho Mirage Redev. Agcy, Tax Allocation Housing Ref. Bonds,
Series 2013-A, 5.00% 2022	1,495	1,704
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International
Airport), Issue of 2012, AMT, 5.00% 2020	545	630
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International
Airport), Issue of 2012, AMT, 5.00% 2021	1,700	1,961
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2017	400	453
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty
Municipal insured, 5.00% 2023	1,100	1,282
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,661
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,647
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,837
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2022	1,000	1,124
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,680
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,604
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	2,500	2,737
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2018	3,750	4,237
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,427
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,569
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	4,215
Santa Cruz County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, 5.00% 2020	985	1,140
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2022	2,795	3,385
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,552
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,088
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2019	2,500	2,966
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	5,700	6,430
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,350
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,730	3,044
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2004, 5.50% 2014	1,975	1,979
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2008, 5.00% 2018	2,500	2,833
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase I), Series 2011, 5.00% 2020	750	852
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	850	965
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	$7,905	$ 7,754
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,223
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,739
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,546
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2019	2,500	2,953
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	2,500	3,004
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AM, 5.00% 2019	2,000	2,394
		371,275
Colorado 1.66%

Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,071
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,156
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,499
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, AMT, 5.25% 2015	2,800	3,016
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,463
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	3,445	4,030
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,909
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.75% 2020	2,700	3,285
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,345
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,578
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,483
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,270
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	471
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,051
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,842
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,773
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,055
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,348
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,203
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	350	393
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,882
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,027
		50,150
Connecticut 0.48%

Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	610	620
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	915	925
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,868
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,985
		14,398
Delaware 0.04%

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	330	334
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	1,015	1,054
		1,388
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 1.31%	(000)	(000)

Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	$ 2,500	$ 2,741
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,466
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,389
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,401
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,449
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005,
Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,799
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,595
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.72% 2015[1]	5,000	5,016
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,147
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,506
		39,509
Florida 10.27%

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,066
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,106
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,000	5,660
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,108
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,760
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,412
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	5,500	5,783
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,850	6,608
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	4,500	5,179
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	1,000	1,152
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2022	10,200	11,839
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,014
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,379
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,736
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,417
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	960	967
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	2,000	2,214
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.25% 2018	1,200	1,394
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,827
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	5,915	6,917
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2005-B, 5.00% 2014	1,025	1,052
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	149
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	32
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2006-G, 5.00% 2015	1,610	1,725
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	$ 4,000	$ 4,623
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,110
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	750	810
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	325	325
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	305	305
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	560	590
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	545	585
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	13,612
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,005
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,000	5,482
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,535
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,793
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,312
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,976
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	2,089
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc.
Project), Series 2008, 5.875% 2019	865	960
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,796
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,379
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,645
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,868
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2019	1,650	1,862
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,114
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,457
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,276
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,225	1,425
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,500	1,742
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,594
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, 5.00% 2023	945	1,074
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,618
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,355
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,278
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,060
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2022	1,500	1,795
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.50% 2018	3,580	4,214
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,000	2,411
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,828
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2019	1,250	1,462
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2020	550	646
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2021	1,500	1,764
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,428
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,294
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,648
School Board of Miami-Dade County, Certs. of Part., Series 2011-B, 5.00% 2032 (put 2016)	3,000	3,254
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	$ 2,500	$ 2,836
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,367
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,848
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,693
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,920
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,000	1,108
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,250	1,462
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,759
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,173
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,250	1,479
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,776
Palm Beach County Health Facs. Auth., Hospital Rev. Bonds (Jupiter Medical Center, Inc. Project),
Series 2013-A, 4.00% 2014	600	610
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,866
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,688
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,930
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,809
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,069
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,004
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects),
Series 2014-A, 5.00% 2021	500	554
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects),
Series 2014-A, 5.00% 2026	500	532
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects),
Series 2014-A, 5.00% 2027	330	348
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,554
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,703
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,773
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer
Center Project), Series 2012-A, 5.00% 2018	885	1,017
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,250	2,570
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,901
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Ref. Bonds,
Series 2012-B, 5.00% 2023	3,000	3,619
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,500
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,184
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,310
		310,128
Georgia 2.75%

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2022	1,210	1,422
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2023	1,825	2,138
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2020	2,000	2,363
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	9,588
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2022	1,000	1,171
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,580
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,800
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,636
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,545

Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	$ 190	$ 201
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,739
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	4,900	5,761
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,941
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,607
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,442
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,011
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,104
		83,049
Guam 0.23%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2018	750	827
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	3,320	3,616
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,015
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,061
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2021	500	582
		7,101
Hawaii 0.83%

Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,280
G.O. Bonds of 2011, Series DZ, 5.00% 2020	1,885	2,256
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,465
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	499
G.O. Ref. Bonds of 2011, Series EA, 5.00% 2019	1,000	1,186
Harbor System Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,099
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,132
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2021	1,250	1,506
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2016	450	483
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2017	450	493
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.00% 2018	500	555
Dept. of Transportation, Airpots Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,120
		25,074
Idaho 0.35%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	4,500	5,077
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2020	3,000	3,430
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	325	325
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	410	411
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	300	307
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	475	479
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	430	435
		10,464
Illinois 8.07%

Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,636
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	1,000	1,179

Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	$ 2,390	$ 2,853
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2016	1,000	1,096
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,178
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	190	191
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	258	258
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal
insured, 5.00% 2014	4,500	4,535
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019	4,595	5,049
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,318
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019 (preref. 2016)	905	1,012
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (preref. 2015)	1,000	1,032
City of Chicago, G.O. Bonds, Ref. Series 2012-C, 5.00% 2021	3,000	3,386
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,668
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,199
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,232
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
FGIC-National insured, 5.25% 2015	1,500	1,550
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
National insured, 5.25% 2016	1,000	1,078
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,231
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,785
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,457
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,732
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2018	2,000	2,256
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2019	2,000	2,273
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2013-B, AMT, 5.00% 2022	3,000	3,434
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,350
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2021	850	972
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,769
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,877
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,410
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1997, FGIC-National insured, 6.00% 2020	4,000	4,845
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,748
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,248
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,051
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2003-E,
AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,066
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,245
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,829
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,901
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	740
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	$ 1,000	$ 1,113
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,168
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,157
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	6,000	6,967
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	675	680
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,624
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,455
Fin. Auth., Rev. Bonds (Ascension Health Alliance Credit Group), Series 2012-E, 5.00% 2042 (put 2017)	1,000	1,122
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,457
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,556
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,518
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.00% 2019	1,600	1,847
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.25% 2020	1,645	1,881
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,818
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2022	1,000	1,164
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,251
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	1,820	1,911
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,455
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,742
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,831
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,682
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,045
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,465
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,787
G.O. Bonds, Series of March 2013, 5.00% 2022	1,250	1,430
G.O. Ref. Bonds, Series of February 2010, 5.00% 2019	3,000	3,403
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	330	332
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.20% 2014	135	136
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.25% 2015	140	144
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	1,000	1,163
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	2,165	2,287
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,539
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,500	7,609
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,183
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	14,502
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,309
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty
Municipal insured, 5.50% 2015	9,825	10,174
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal
insured, 5.00% 2018	2,000	2,182
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,250	1,491
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal
insured, 5.00% 2019 (preref. 2015)	3,000	3,170
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	2,000	2,229
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,390
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,662
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.00% 2019	770	893
		243,593
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 3.22%	(000)	(000)

Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 4.70% 2031 (put 2015)	$ 1,280	$ 1,355
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2021	1,000	1,164
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,690
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	5,000	5,773
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,785	1,854
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,179
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,820
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	2,000	2,303
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	2,000	2,294
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	11,307
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,076
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018	3,000	3,477
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,156
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-1, 2.80% 2027 (put 2019)	2,000	2,100
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	1,000	1,034
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,171
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,132
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,159
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,179
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project),
Series 2004, AMT, 5.10% 2017	20,545	22,491
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,138
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	8,060
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,677
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,351
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,381
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,291
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,220
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds.,
Series 2011-A, 5.00% 2022	1,200	1,427
		97,259
Iowa 0.05%

City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,046
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	435	459
		1,505
Kansas 0.11%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2020	1,150	1,322
Bonds, notes & other debt instruments
	Principal amount	Value
Kansas (continued)	(000)	(000)

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2022	$1,750	$ 1,939
		3,261
Kentucky 1.35%

Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1,
National insured, 5.00% 2015	2,500	2,660
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	3,000	3,570
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2015	2,000	2,111
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	2,000	2,246
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2018	2,250	2,562
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project),
Series 2013-A, 5.00% 2017	8,625	9,580
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal
insured, 5.00% 2018	2,500	2,915
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,343
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,897
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,149
Turnpike Auth., Econ. Dev. Road Rev. Bonds (Revitalization Projects), Series 2012-A, 5.00% 2019	4,000	4,710
		40,743
Louisiana 1.68%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,696
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,398
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,130
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	7,174
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,381
Military Dept., Custodial Receipts, 5.00% 2014	870	879
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,813
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,081
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,079
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,253
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,141
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,163
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty
Municipal insured, 5.00% 2020	1,250	1,462
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	5,000	5,717
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	8,235	9,319
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	3,000	3,091
		50,777

Maine 0.09%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,130	1,191
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,526
		2,717

Maryland 0.67%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	290	299
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,076

Bonds, notes & other debt instruments
	Principal amount	Value
Maryland (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2020	$1,000	$ 1,138
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	665	692
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall
Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,368
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall
Airport Projects), Series 2012-B, AMT, 5.00% 2021	6,565	7,554
		20,127

Massachusetts 1.34%

Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,027
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	1,965
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,371
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,707
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.00% 2020	1,000	1,082
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,136
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2020	3,635	4,095
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,049
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,419
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,631
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,000	1,081
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-B, 5.25% 2015	2,500	2,651
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.25% 2014	3,000	3,026
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,552
Port Auth., Rev. Bonds, Series 2012-A, AMT, 4.00% 2020	525	572
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	465	539
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	356
Port Auth., Special Facs. Rev. Ref. Bonds (BOSFUEL Project), Series 2007, AMT,
FGIC-National insured, 5.00% 2015	1,000	1,044
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,986
		40,289

Michigan 4.13%

City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A,
Assured Guaranty Municipal insured, 5.00% 2018	1,500	1,513
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2019	1,200	1,338
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	3,500	3,986
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,643
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	5,000	5,809
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,772
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	4,500	5,176
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,108
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,119
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,328
Hospital Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,281
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,702
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,073
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	1,500	1,696
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Ref. Bonds,
Series 2002, 5.50% 2015	3,315	3,563
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	$ 6,000	$ 6,806
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,299
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2004-G, 5.00% 2017	1,000	1,006
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2020	2,400	2,697
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,487
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,331
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,631
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	3,000	3,196
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,109
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,465	1,595
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2017	1,615	1,797
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	1,990	2,245
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2019	1,000	1,136
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	10,000	11,224
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2021	8,240	9,249
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,000	1,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2019	3,560	4,044
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,077
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,584
		124,762

Minnesota 0.39%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	515	521
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	745	773
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	835	896
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	4,460	5,021
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[2]	3,148	3,302
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,173
		11,686

Mississippi 0.30%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2020	1,750	2,047
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	6,660	6,903
		8,950

Bonds, notes & other debt instruments
	Principal amount	Value
Missouri 0.79%	(000)	(000)

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri
Hospital Assn.), Series 2007, 5.00% 2016	$1,000	$ 1,057
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,400
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,519
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,630
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,108
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2015	2,240	2,340
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2016	2,300	2,467
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2017	2,420	2,641
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-A,
Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,206
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,323
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2011-B, 5.00% 2015	1,500	1,580
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson
National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,616
		23,887

Montana 0.01%

Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	180	182

Nebraska 0.33%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	4,130	4,410
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,430	1,466
Public Power Dist., General Rev. Ref. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	2,969
Public Power Dist., General Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,123
		9,968

Nevada 2.17%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty
Municipal insured, 5.00% 2015	2,500	2,635
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty
Municipal insured, 5.00% 2018	2,000	2,141
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,824
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,138
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds,
Series 2009-B, 5.00% 2016	2,660	2,918
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National
insured, 5.50% 2017 (preref. 2014)	1,000	1,009
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,702
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,189
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,086

Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	$ 2,000	$ 2,179
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	4,500	5,035
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,522
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2022	2,810	3,224
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	1,000	1,140
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,494
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,760	1,873
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,598
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,036
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,149
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2020	1,080	1,264
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	305	312
		65,468

New Jersey 2.27%

Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,012
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,579
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,136
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,692
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	2,000	2,257
G.O. Ref. Bonds, Series Q, 5.00% 2020	2,650	3,146
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2022	750	858
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2023	1,000	1,132
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,854
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,208
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2021	4,000	4,504
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	2,000	2,232
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,121
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,153
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,761
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,790
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,170
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,151
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,753
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.50% 2021	4,070	4,914
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,786
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,860
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.80% 2024 (put 2018)[1]	2,000	2,011
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.80% 2024 (put 2018)[1]	2,375	2,388
		68,468

New Mexico 0.08%

Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,193
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	565	588
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	535	582
		2,363

Bonds, notes & other debt instruments
	Principal amount	Value
New York 8.54%	(000)	(000)

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	$1,500	$1,709
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds,
Series 2008-B, 5.00% 2017	4,550	5,141
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,908
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,995	3,507
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds,
Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	6
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,274
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,335
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,816
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,867
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,400
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C,
Assured Guaranty Municipal insured, 5.75% 2017	1,475	1,694
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	3,000	3,465
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2020	1,000	1,186
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,843
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.00% 2020	4,780	5,615
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2020	2,770	3,251
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,860
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2006-E, 5.00% 2017	2,500	2,742
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2020	2,005	2,243
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,238
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	582
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.87% 2017[1]	4,000	4,020
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,745
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A,
National insured, 5.75% 2017	1,500	1,702
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National
insured, 5.25% 2020	5,500	6,530
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,354
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,816
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,863
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.952% 2026 (put 2016)[1]	2,650	2,669
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,287
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,218
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,178
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,382
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	410	416
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.67% 2025[1]	6,325	6,326
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,173
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,712
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,676
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,919
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,789
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	644
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	683

Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	$ 2,485	$ 2,566
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,540
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,128
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Bonds, Fiscal 2009 Series EE, 5.00% 2018	2,500	2,906
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,324
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,915
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,789
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2021	650	772
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,571
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	2,089
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,226
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,578
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	6,180	6,895
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,713
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	2,000	2,027
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,605
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,986
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,135
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,854
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,587
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,443
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island
Obligated Group Project), Series 2011, 5.00% 2019	3,000	3,405
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2020	2,000	2,350
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	4,000	4,731
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	1,000	1,159
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,250
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019	1,370	1,461
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2009-A-1, 5.00% 2018	4,000	4,617
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019 (preref. 2015)	210	224
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,359
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	1,000	1,085
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2017	2,000	2,264
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2018	2,500	2,890
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,792
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
Series 2009-A-1, 5.00% 2017	1,000	1,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2021	5,000	5,951
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,951
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,786
		257,861

Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina 0.56%	(000)	(000)

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	$2,000	$ 2,151
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,669
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	3,000	3,359
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,890
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	780
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,824
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2011, 4.00% 2023 (put 2018)	4,000	4,370
		17,043

North Dakota 0.04%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,160	1,195
Ohio 2.99%

Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	4,875	5,406
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	2,500	2,684
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2014-A, 3.75% 2023 (put 2018)	4,000	4,163
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,004
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2021	2,250	2,592
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2022	3,300	3,779
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,899
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.00% 2017	1,500	1,670
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2010-A, 5.00% 2020	2,975	3,550
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,200	2,431
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2017	450	496
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	4,000
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal
insured, 5.00% 2021	2,345	2,673
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,705
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	4,155
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,670
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,127
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,706
Infrastructure Improvement G.O. Bonds, Series 2012-A, 5.00% 2019	4,560	5,337
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,326
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,898
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	760	793
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	460	479
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,545	1,660
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,529
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,347
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,774
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,169
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2019	1,250	1,406

Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	$1,000	$ 1,002
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	1,972
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,596
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,151
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 2.25% 2021 (put 2016)	1,000	1,029
		90,178

Oklahoma 0.16%

Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
Series 2008-C, 5.00% 2018	1,000	1,152
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	845	856
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.92% 2023 (put 2018)[1]	1,845	1,850
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,072
		4,930

Oregon 0.51%

Dept. of Administrative Services, Certs. of Part., Series 2009-A, 5.00% 2020	2,500	2,894
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,253
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,615
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.00% 2020 (put 2017)[1]	1,500	1,507
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,631
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,126
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,155
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,298
		15,479

Pennsylvania 3.28%

Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,137
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2017	4,500	5,085
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2018	4,000	4,611
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	3,250	3,735
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2017	2,000	2,244
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2014	1,405	1,435
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2016	1,540	1,647
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Project),
Series 2006-A, 2.50% 2041 (put 2017)	3,500	3,508
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation
Project), Series 2008-A, 2.70% 2035 (put 2018)	2,000	2,000
Dauphin County General Auth., Health System Rev. Ref. Bonds (Pinnacle Health System Project),
Series 2009-A, 5.25% 2017	2,500	2,737
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,740	1,976
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,462

Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	$4,900	$ 5,054
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	2,000	2,037
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	5,000	5,921
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	5,000	5,868
G.O. Bonds, Second Ref. Series 2009, 5.00% 2020	2,000	2,385
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,028
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,275	1,354
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,657
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing
Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,432
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	150	151
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	2,500	2,742
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,697
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,351
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,239
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,064
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,127
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,911
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,789
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,625
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,082
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,092
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,914
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,578
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of
Philadelphia Project), Series 2007-A, 4.25% 2016	700	754
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2019	1,000	1,133
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2021	2,000	2,284
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.808% 2017[1]	4,295	4,233
		99,079

Puerto Rico 0.36%

Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	3,360
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	1,000	985
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,345	3,339
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	$2,500	$ 2,381
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,000	995
		11,060

Rhode Island 0.36%

Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,744
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,251
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,266
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 3.00% 2014	250	253
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 4.00% 2015	400	420
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2018	800	898
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2019	900	1,010
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2020	1,250	1,398
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,559
		10,799

South Carolina 0.67%

Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,182
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	2,000	2,215
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,610
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,148
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,226
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,452
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,371
		20,204

South Dakota 0.12%

Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2023	1,000	1,133
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	900	933
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,485	1,575
		3,641

Tennessee 1.45%

Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2006-1, AMT, 5.75% 2036	225	235
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,445	2,624
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	865	912
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	655	699
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	3,210	3,341
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,650	1,758
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2019	1,000	1,143
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2020	1,220	1,389
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2022	3,320	3,760
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2023	1,000	1,132
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	3,000	3,220
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	5,937
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	$6,590	$ 7,451
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,861
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,049
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,790
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,680
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,750
		43,731

Texas 7.99%

Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock
Campus), Series 2008, 5.25% 2017	1,500	1,708
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.00% 2018	1,500	1,752
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	2,977
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,450
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2015	2,235	2,322
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured,
4.20% 2015 (escrowed to maturity)	1,700	1,745
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,159
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,000	1,147
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,090
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,194
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County),
Series 2009, 5.00% 2019	2,070	2,452
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2016	1,315	1,423
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	1,080	1,202
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	4,953
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,169
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,236
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds,
Series 2008, 5.00% 2018	5,690	6,537
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2026	1,000	1,094
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2027	1,200	1,304
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-E, AMT, 5.00% 2020	5,000	5,819
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2021	2,000	2,369
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,702
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2018	1,000	1,158
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2011-C, 5.00% 2022	1,430	1,671
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	2,500	2,929
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.00% 2021	1,000	1,185
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2014-A, AMT, 5.25% 2026	2,000	2,246
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	$ 1,000	$ 1,147
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	2,004
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,165
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,602
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,500	4,010
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,545
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership
Project), Series 2006, 4.70% 2018	2,000	2,176
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,568
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,247
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,481
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,213
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.65% 2048 (put 2017)[1]	1,000	1,004
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	655	713
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,127
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,299
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,804
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,697
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,570
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,125
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,785	4,412
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,915
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,676
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT,
National insured, 5.00% 2015	1,530	1,633
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,160
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project),
Series 2011-B, 5.00% 2019	5,000	5,797
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 5.00% 2020	5,890	7,030
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,750
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,689
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	3,500	3,861
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,101
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2023	2,000	2,195
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc.
Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,539
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,283
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,422
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,738
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,625
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,427
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	5,400	5,388
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2022	2,000	2,350
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2023	1,500	1,739
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,121
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2016	3,500	3,777
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	$1,000	$ 1,108
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2018	2,000	2,278
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	1,000	1,098
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,090
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,212
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,945
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	2,044
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,037
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,081
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2012, 5.00% 2021	2,500	2,990
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,116
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2016	1,000	1,078
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2017	1,000	1,112
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,685
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2015	1,170	1,226
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2016	1,280	1,372
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	540
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,985
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2023	1,000	1,169
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2024	1,735	2,013
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015 (escrowed to maturity)	1,355	1,430
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,045
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,189
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,150
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,544
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,151
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,113
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,451
		241,370

Utah 0.40%

Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	360	362
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	195	195
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	850	852
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	65	65
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,225
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,256
		11,955

Vermont 0.03%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.728% 2022[1]	828	830

Bonds, notes & other debt instruments
	Principal amount	Value
Virgin Islands 0.29%	(000)	(000)

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	$1,000	$ 1,123
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,370
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	3,930
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	400	405
		8,828

Virginia 0.20%

Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	2,760
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,544
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	1,856
		6,160

Washington 2.60%

Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds, Series 2007,
FGIC-National insured, 5.00% 2017	2,000	2,231
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,406
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	1,250	1,465
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,677
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2020	5,000	5,890
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,171
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,953
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,296
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,642
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017
(escrowed to maturity)	5,000	5,584
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026	1,000	1,127
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,176
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,418
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,086
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,497
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,655
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,116
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	860	906
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,875
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2022	1,000	1,151
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2023	1,100	1,266
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,571
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program –
Phase III), Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,295	1,342
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,218
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,156
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,146
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,147
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	6,300	6,664
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,663
		78,495

Bonds, notes & other debt instruments
	Principal amount	Value
Wisconsin 1.30%	(000)	(000)

City of Franklin, Regional Solid Waste Fin. Commission, Solid Waste Disposal Rev. Bonds (Waste Management
of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	$ 3,500	$ 3,695
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,615
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,304
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,659
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-3, 5.00% 2043 (put 2020)	6,000	6,991
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,276
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,259
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,738
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2022	2,145	2,378
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2021	1,200	1,377
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,418
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,722
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,710
		39,142

Total bonds, notes & other debt instruments (cost: $2,654,434,000)		2,798,478

Short-term securities 6.15%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.04% 2029[1]	1,600	1,600
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1984-C, 0.04% 2014[1]	4,300	4,300
State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 2014	20,000	20,056
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series 2001-V-1, 0.05% 2036[1]	9,805	9,805
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-2, 0.05% 2035[1]	1,100	1,100
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.06% 2042[1]	3,700	3,700
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare
System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.05% 2038[1]	4,500	4,500
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare
System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2038[1]	200	200
State of Kentucky, County of Shelby, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2004-A, 0.08% 2034[1]	3,220	3,220
State of Louisiana, Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008,
JPMorgan Chase LOC, 0.06% 2033[1]	3,500	3,500
State of Michigan, Fin. Auth., State Aid Rev. Notes (School Dist. of the City of Detroit), Series 2013-C, 4.375% 2014	1,000	1,010
State of Minnesota, City of Minneapolis, and Housing and Redev. Auth. of the City of Saint Paul, Health Care
System Demand Rev. Ref. Bonds (Allina Health System), Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2035[1]	3,450	3,450
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.07% 2030[1]	1,700	1,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-C, 0.07% 2030[1]	6,155	6,155
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-E, 0.07% 2030[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-K, 0.07% 2035[1]	1,500	1,500
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.07% 2023[1]	3,400	3,400
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.08% 2030[1]	800	800

	Principal amount	Value
Short-term securities	(000)	(000)

State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2003-B, 0.07% 2033[1]	$ 2,500	$ 2,500
State of Nebraska, Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.05% 2035[1]	5,505	5,505
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.03% 2041[1]	1,700	1,700
State of New York, Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for
the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.05% 2035[1]	2,600	2,600
State of New York, Housing Fin. Agcy, Gotham West Housing Fin. Agcy. Rev. Bonds, Series 2011-A-1,
Wells Fargo & Co. LOC, 0.03% 2045[1]	2,950	2,950
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.08% 2038[1]	10,800	10,800
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care
Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.07% 2045[1]	4,240	4,240
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2004,
Bank of America LOC, 0.13% 2034[1]	725	725
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.13% 2032[1]	1,495	1,495
State of Texas, Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.08% 2041[1]	2,400	2,400
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	75,000	75,462
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
(Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.07% 2021[1]	2,300	2,300
Total short-term securities (cost: $185,638,000)		185,673
Total investment securities (cost: $2,840,072,000)		2,984,151
Other assets less liabilities		35,161
Net assets		$3,019,312

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,167,000, which represented .40% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 150,115
Gross unrealized depreciation on investment securities	(5,603)
Net unrealized appreciation on investment securities	144,512
Cost of investment securities for federal income tax purposes	2,839,639

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-043-0614O-S37663

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 27, 2014